Summary of Significant Accounting Policies (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Property and equipment, accumulated depreciation	$ 22,888	$ 20,499
Property and equipment, net book value	$ 27,736	24,022
Intangible assets, useful lives	10 years
Foreign currency translation adjustments	$ 376	$ 396	$ 423
Low
Property, Plant and Equipment [Line Items]
Property and equipment, useful lives	3 years
High
Property, Plant and Equipment [Line Items]
Property and equipment, useful lives	50 years